Segment Information (Details) (USD $)	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	$ 2,436,508,000		$ 2,318,600,000	$ 2,516,200,000	$ 2,225,100,000	$ 1,960,925,000		$ 2,013,800,000	$ 2,432,300,000	$ 2,072,300,000	$ 1,780,000,000	$ 9,020,807,000		$ 8,298,380,000		$ 7,562,534,000
Income (loss) before income taxes	85,951,000		(26,900,000)	382,100,000	171,700,000	(24,015,000)		105,400,000	308,200,000	107,000,000	(146,700,000)	502,852,000		373,895,000		32,322,000
Increase in assets	797,100,000
Total reportable segments
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,435,800,000					1,960,300,000
Income (loss) before income taxes	254,200,000					117,500,000						1,247,100,000		1,011,800,000		719,900,000
Car Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	2,084,800,000					1,658,200,000						7,633,000,000		7,083,500,000		6,486,200,000
Income (loss) before income taxes	208,400,000					91,600,000						1,020,100,000		850,200,000	[1]	641,900,000	[1]
Equipment Rental
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	351,000,000					302,100,000						1,385,400,000		1,209,500,000		1,070,100,000
Income (loss) before income taxes	45,800,000					25,900,000						227,000,000		161,600,000	[1]	78,000,000	[1]
Other reconciling items
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues												2,400,000		5,400,000		6,200,000
Income (loss) before income taxes	(103,200,000)	[2]				(81,900,000)	[2]					(320,500,000)	[2]	(306,200,000)	[2]	(347,900,000)	[2]
Purchase accounting
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(33,700,000)	[3]				(24,100,000)	[3]					(109,600,000)	[4]	(87,600,000)	[4]	(90,300,000)	[4]
Non Cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(10,000,000)	[5]				(18,600,000)	[5]					(56,400,000)	[4]	(105,900,000)	[4]	(160,600,000)	[4]
Restructuring charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(3,700,000)					(6,700,000)						(38,000,000)		(56,400,000)		(54,700,000)
Restructuring related charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(4,200,000)	[6]				(3,300,000)	[6]					(11,100,000)	[6]	(9,800,000)	[6]	(13,200,000)	[6]
Management transition costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(10,800,000)	[7]				0	[7]					0		(4,000,000)		0
Acquisition related costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes	(2,600,000)					(6,900,000)						(163,700,000)		(18,800,000)		(17,700,000)
Other
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues	$ 700,000					$ 600,000

[1]	The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):
[2]	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.
[3]	Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of certain subsequent acquisitions on our results of operations relating to increased depreciation and amortization of tangible and intangible assets.
[4]
[5]	Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.
[6]	Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.
[7]	Primarily represents Dollar Thrifty related expenses and adjustments.